Going Concern (Details) - USD ($)					6 Months Ended
	May 11, 2020	May 06, 2020	Mar. 31, 2020	Jan. 23, 2020	Dec. 31, 2019
Going Concern (Textual)
Working capital					$ 6,300,000
Cash on-hand					400,000
Liability in excess of current provision					6,800,000
Potential judgments amount					26,200,000
Bank loan amount outstanding					24,300,000
Minimum [Member]
Going Concern (Textual)
Working capital					6,300,000
Maximum [Member]
Going Concern (Textual)
Working capital					$ 32,500,000
Subsequent Event [Member] | BVI-ACM [Member]
Going Concern (Textual)
Net deficiency		$ 4,100,000
Sale of asset		$ 600,000
Purchasers [Member] | Subsequent Event [Member]
Going Concern (Textual)
Purchase agreement, description	The Company agreed to sell to such Purchasers an aggregate of 2,600,000 ordinary shares, par value $0.001 per share (the “Shares”) in a registered direct offering and warrants to purchase up to 2,600,000 ordinary shares, par value $0.001 per share (the “Ordinary Shares”) in a concurrent private placement, for total proceeds of approximately $1.4 million (the “Offering”). The Offering was completed on May 13, 2020.		The Company agreed to sell to such Purchasers an aggregate of 2,727,274 ordinary shares, par value $0.001 per share (the “Shares”) in a registered direct offering and warrants to purchase up to 2,727,274 ordinary shares, par value $0.001 per share (the “Ordinary Shares”) in a concurrent private placement, for total proceeds of approximately $1.5 million (the “Offering”). The Offering was completed on April 2, 2020.
HouSingt [Member] | Subsequent Event [Member]
Going Concern (Textual)
Purchase agreement, description				The Company agreed to sell an aggregate of 2,000,000 ordinary shares at a per share purchase price of $1.00 (the “Shares”). On March 12, 2020, the transaction contemplated by the SPA was consummated after all closing conditions were met and the Company issued the Shares to Hou Sing (the “Private Placement”). The Company received gross proceeds of $2,000,000.
Loan assignment agreement, description				The Company’s shareholder, entered into certain loan assignment agreements with Ms. Na Wang and Ms. Wei Zhang, employees of the Company who previously loaned money to Beijing Xin Ao Concrete Group Co., Ltd. (“Beijing Xin Ao”), the Company’s variable interest entity, in the aggregate amount of RMB29,429,627 (approximately $4,264,000) (the “Debt”) and delivered the full payment to the two employees. On January 15, 2020, the board of directors of the Company approved the conversion of the Debt as well as the conversion of debt in the aggregate amount of $976,255 that Beijing Xin Ao owed to Mr. Xianfu Han, the former Chief Executive Officer of the Company, Ms. Weili He, the former Chief Financial Officer of the Company, and Ms. Wei Zhang, an employee of the Company, at a per share conversion price of $1.54. On March 6, 2020, upon Nasdaq’s approval, the Company issued an aggregate of 3,403,037 ordinary shares of the Company to Hou Sing, Mr. Xianfu Han, Ms. Weili He and Ms. Wei Zhang.